UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION [Abstract]
Total revenues	$ 122,305	$ 104,566	$ 102,673	$ 88,755	$ 107,934	$ 86,219	$ 79,832	$ 79,266	$ 418,299	$ 353,251	$ 345,039
Net income (loss)	$ 31,009	$ 20,740	$ 24,344	$ 9,630	$ 7,170	$ (12,504)	$ 2,880	$ 5,052	$ 85,723	$ 2,598	$ (29,112)
Earnings (loss) per share - Basic (in dollars per share)	$ 0.95	$ 0.68	$ 0.87	$ 0.34	$ 0.25	$ (0.43)	$ 0.09	$ 0.16	$ 2.88	$ 0.09	$ (0.88)
Earnings (loss) per share - Diluted (in dollars per share)	$ 0.95	$ 0.68	$ 0.87	$ 0.34	$ 0.25	$ (0.43)	$ 0.09	$ 0.16	$ 2.88	$ 0.09	$ (0.88)